Goodwill, Digital Asset, and Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets, gross	$ 373,399		$ 373,399		$ 294,629	$ 46,333
Less: Accumulated amortization	(163,028)		(163,028)		(92,822)	(23,951)
Intangible assets, net	210,371		210,371		201,807
Amortization expense	29,000	$ 20,000	75,000	$ 46,000	70,000	9,000
Patent application costs
Intangible assets
Intangible assets, gross	311,049		$ 311,049		$ 207,630	$ 46,333
Intangible asset useful life			3 years		3 years
Trade name and trademarks
Intangible assets
Intangible assets, gross	$ 62,350		$ 62,350		$ 86,999
Intangible asset useful life			3 years		3 years